DERIVATIVE FINANCIAL INSTRUMENTS - Balance Sheet Table (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Derivatives designated as hedges
Derivatives, Fair Value [Line Items]
Net derivative asset (liability)	$ 0.2	$ (5.4)
Derivatives not designated as hedges
Derivatives, Fair Value [Line Items]
Net derivative asset (liability)	0.0	0.7
Foreign exchange contracts | Derivatives designated as hedges | Other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	4.1	2.9
Foreign exchange contracts | Derivatives designated as hedges | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	(3.9)	(5.0)
Foreign exchange contracts | Derivatives not designated as hedges | Other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	0.0	0.2
Foreign exchange contracts | Derivatives not designated as hedges | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	0.0	0.0
Cross currency swaps | Derivatives designated as hedges | Other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	0.0	0.8
Cross currency swaps | Derivatives designated as hedges | Other non-current liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	0.0	(3.0)
Cross currency swaps | Derivatives not designated as hedges | Other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	0.0	0.0
Cross currency swaps | Derivatives not designated as hedges | Other non-current liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	0.0	0.0
Debt conversion feature | Derivatives designated as hedges | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets	0.0	0.0
Debt conversion feature | Derivatives not designated as hedges | Other assets
Derivatives, Fair Value [Line Items]
Derivative assets	0.0	0.5
Commodity swaps | Derivatives designated as hedges | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	0.0	(1.1)
Commodity swaps | Derivatives not designated as hedges | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	$ 0.0	$ 0.0